Other Current Assets (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstarct]
Receivables on account of shares		$ 100
Receivables from governmental authorities		7	38
Prepaid expenses			5
Total other current assets	$ 6	$ 107	$ 43